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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]: Amendment Number:
                                               --------------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chieftain Capital Management, Inc.
Address:   12 East 49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas D. Stern
Title:   Managing Director
Phone:   (212) 421-9760

Signature, Place, and Date of Signing:


/s/ Thomas D. Stern                     New York, New York          May 15, 2007
-------------------------------------   -------------------------   ------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            8

Form 13F Information Table Value Total:   $3,773,943
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                                 TITLE OF                 VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                    CLASS         CUSIP    [x$1000]   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW              CL A SPL      20030N 20 0 1,414,978 55,554,703  SH      SOLE                55,554,703
UNITEDHEALTH GROUP INC        COM           91324P 10 2   712,052 13,442,561  SH      SOLE                13,442,561
LABORATORY CORP AMER HOLDINGS COM NEW       50540R 40 9   558,690  7,692,279  SH      SOLE                 7,692,279
RYANAIR HOLDINGS PLC          SPONSORED ADR 783513 10 4   443,184  9,894,700  SH      SOLE                 9,894,700
CROSSTEX ENERGY INC           COM           22765Y 10 4   233,399  8,118,218  SH      SOLE                 8,118,218
AMERICAN TOWER CORP           CL A          029912 20 1   210,980  5,416,700  SH      SOLE                 5,416,700
NIKE INC                      CL B          654106 10 3   186,718  1,757,178  SH      SOLE                 1,757,178
CROSSTEX ENERGY LP            COM           22765U 10 2    13,942    387,166  SH      SOLE                   387,166